Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Earnings (Loss) From:
Continuing Operations	CAD 2,268	CAD (459)	[1]	CAD 914	[1]
Discontinued Operations	1,098	(86)	[1]	(296)	[1]
Net Earnings (Loss)	CAD 3,366	CAD (545)	[1]	CAD 618	[1]
Weighted Average Number of Shares (millions)	1,102.5	833.3		818.7
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	CAD 2.06	CAD (0.55)	[1]	CAD 1.11	[1]
Discontinued Operations	0.99	(0.10)	[1]	(0.36)	[1]
Net Earnings (Loss) Per Share	CAD 3.05	CAD (0.65)	[1]	CAD 0.75	[1]

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.